Property, Plant and Equipment, Net (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Property, Plant and Equipment [Line Items]
Land	$ 17	926	921
Leasehold improvements	36	1,950	1,405
Buildings	155	8,478	8,637
Plant and machinery	3,701	201,770	181,235
Computers	177	9,646	8,854
Motor vehicles		7	7
Furniture and fixtures	35	1,937	1,806
Property, plant and equipment at cost	4,121	224,714	202,865
Less: Accumulated depreciation	(1,697)	(92,533)	(72,761)
Property and Equipment Net Excluding Construction In Process	2,424	132,181	130,104
Add: Construction in progress	140	7,629	10,989
Property and equipment, net	$ 2,564	139,810	141,093